Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities
Other liabilities

22.   Other liabilities

Other liabilities comprise the following at December 31:

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Remuneration payable	—	36,046	36,046	20	27,552	27,572
Tax payables	—	17,613	17,613	—	23,177	23,177
Other liabilities	1,476	20,669	22,145	1,741	10,592	12,333
Total	1,476	74,328	75,804	1,761	61,321	63,082

Tax payables

Tax payables comprise the following at December 31:

	2021		2020
	Current	Total	Current	Total
	US$'000	US$'000	US$'000	US$'000
VAT	4,839	4,839	4,061	4,061
Accrued social security taxes payable	6,251	6,251	13,266	13,266
Personal income tax withholding payable	820	820	1,111	1,111
Other	5,703	5,703	4,739	4,739
Total	17,613	17,613	23,177	23,177

Share-based compensation

a. Equity Incentive Plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected senior employees of Ferroglobe PLC and its subsidiaries. The Plan’s main purpose is to reward and foster performance through share ownership. Awards under the plan may be structured either as conditional share awards or options with a $nil exercise price (nil cost options). The awards are subject to a service condition of three years from the date of grant.

Details of the Plan awards during the current and prior years are as follows:

Number of awards
Outstanding as of December 31, 2019	2,175,853
Granted during the period	1,411,271
Exercised during the period	(175,150)
Outstanding as of December 31, 2020	3,411,974
Granted during the period	1,307,934
Exercised during the period	(309,462)
Expired/forfeited during the period	(51,010)
Outstanding as of December 31, 2021	4,359,436

Exercisable as of December 31, 2021	455,790

The awards outstanding under the Plan at December 31, 2021 and December 31, 2020 were as follows:

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2021	2020
September 9, 2021	December 31, 2023	September 9, 2031	nil	$8.83	1,307,934	—
December 16, 2020	December 31, 2024	December 16, 2030	nil	$1.23	1,411,271	1,411,271
March 13, 2019	December 31, 2022	March 13, 2029	nil	$2.69	1,184,441	1,184,441
June 14, 2018	N/A	June 13, 2028	nil	$9.34	70,774	85,739
March 21, 2018	December 31, 2021	March 20, 2028	nil	$22.56	136,434	263,153
June 20, 2017	December 31, 2020	June 20, 2027	nil	$15.90	—	17,342
June 1, 2017	N/A	June 1, 2027	nil	$10.96	834	834
June 1, 2017	December 31, 2020	June 1, 2027	nil	$16.77	168,469	304,811
November 24, 2016	December 31, 2019	November 24, 2026	nil	$16.66	79,279	144,383
					4,359,436	3,411,974

The awards outstanding as of December 31, 2021 had a weighted average remaining contractual life of 8.37 years (2020: 11.93 years).

The weighted average share price at the date of exercise for stock options exercised in the year ended December 31, 2021 was $5.28.

At December 31, 2021, 4,287,828 of the outstanding awards were subject to performance conditions (2020: 3,325,401 awards). For those awards subject to performance conditions, upon completion of the three years service period, the recipient will receive a number of shares or nil cost options of between 0% and 200% of the above award numbers, depending on the financial performance of the Company during the performance period. The performance conditions can be summarized as follows:

Vesting Conditions
40% based on share price
30% based on Operating (Loss) profit plus depreciation and amortization charges
30% based on net cash flow

There were no performance obligations linked to 71,608 of the awards outstanding at December 31, 2021 (2020: 86,573 awards). These awards were issued as deferred bonus awards and vest subject to remaining in employment for three years.

Fair Value

The weighted average fair value of the awards granted during the year ended December 31, 2021 was $8.83 (2020: $1.23). The Company estimates the fair value of the awards using Stochastic and Black-Scholes option pricing models. Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant.

The following assumptions were used to estimate the fair value of the awards:

		Grant date
	September 9, 2021	December 16, 2020	March 13, 2019	March 21, 2018	June 20, 2017	June 01, 2017	November 24, 2016
Fair value at grant date	$8.83	$1.23	$2.69	$22.56	$1,590	$16.77	$11.81
Grant date share price	$8.57	$1.61	$2.44	$15.19	$1,050	$10.96	$11.81
Exercise price	0.01	Nil	Nil	Nil	Nil	Nil	Nil
Expected volatility	104.75%	91.30%	53.54%	49.86%	43.15%	43.09%	44.83%
Option life	2.31 years	4.00 years	3.00 years	3.00 years	3.00 years	3.00 years	3.00 years
Dividend yield	—	—	—%	—%	—%	—%	—%
Risk-free interest rate	0.28%	0.27%	2.40%	2.48%	1.52%	1.44%	1.39%
Remaining performance period at grant date (years)	2.31	4.04	2.81	2.78	2.53	2.58	2.10
Company TSR at grant date	NA	NA	(48.1)%	2.1%	(0.3)%	4.0%	40.0%
Median comparator group TSR at grant date	NA	NA	(4.8)%	(6.2)%	(7.2)%	(3.7)%	56.4%
Median index TSR at grant date	NA	NA	10.9%	(8.4)%	0.6%	4.8%	45.7%

At the date of grant for these awards, all of the opening averaging period and some of the performance period had elapsed. The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of all comparator group correlations, regardless of the degree of correlation, have been incorporated into the valuation model.

For the year ended December 31, 2021, share-based compensation expense related to this stock plan amounted to $3,627 thousand, which is recorded in staff costs (2020: $2,017 thousand).

Prior to the business combination, shares of Globe Specialty Metals common stock were registered pursuant to Section 12(b) of the Exchange Act and listed on NASDAQ. As a result of the business combination between Ferroglobe and Globe, each share of Globe common stock was converted into the right to receive one Ferroglobe ordinary share. The shares of Globe common stock were suspended from trading on NASDAQ effective as of the opening of trading on December 24, 2015. Ferroglobe ordinary shares were approved for listing on The NASDAQ Global Market. At the effective time of the business combination, GSM stock and stock-based awards were replaced with stock and stock-based awards of Ferroglobe in a one to one exchange.

There were not options exercised or expired during the year ended December 31, 2021 and 2020.

A summary of options outstanding is as follows:

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2019	26,268	$16.70	0.16	$—
Expired/forfeited during the period
Outstanding as of December 31, 2020	26,268	$16.70	0.16	$—
Expired/forfeited during the period		—
Outstanding as of December 31, 2021	26,268	$16.70	0.16	$—

Exercisable as of December 31, 2021	26,268	$16.70	0.16	$—

For the year ended December 31, 2021, share based compensation expense related to stock options under this plan was $120 thousand (2020: $18 thousand).  The expense is reported within staff costs in the consolidated income statement.

b. Executive bonus plan assumed under business combination with Globe

Prior to the business combination, Globe also issued restricted stock units under the Company’s Executive Bonus Plan. The fair value of restricted stock units is based on quoted market prices of the Company’s stock at the end of each reporting period. These restricted stock units proportionally vest over three years, but are not delivered until the end of the third year. The Company will settle these awards by cash transfer, based on the Company’s stock price on the date of transfer. For the year ended December 31, 2021, no restricted options were exercised and for the year ended December 31, 2020, no restricted options were exercised. As of December 31, 2021, and 2020, restricted stock units of 26,268 were outstanding.

For the year ended December 31, 2021, share based compensation expense for these restricted stock units was $120 thousand (2020: $18 thousand income before tax and $11 thousand income after tax). The expense is reported within staff costs in the consolidated income statement. At December 31, 2021 and 2020, the liability associated with the restricted stock option was $163 thousand and $43 thousand, respectively included in other current liabilities.

c. Stock appreciation rights assumed under business combination with Globe

Globe issued cash-settled stock appreciation rights as an additional form of incentivized bonus. Stock appreciation rights vest and become exercisable in one-third increments over three years. The Company settles all awards by cash transfer, based on the difference between the Company’s stock price on the date of exercise and the date of grant. The Company estimates the fair value of stock appreciation rights using the Black-Scholes option pricing model. As of December 31, 2021 there were no appreciation rights outstanding (2020: 16,510).